Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory	$ 1,307,731	$ 2,097,083
Lubricant [Member]
Inventory	1,097,659	1,196,444
Bunkers [Member]
Inventory	$ 210,072	$ 900,639